Condensed Consolidated Statements of Stockholders' Deficit (USD $)	Total USD ($)	Vizio Medical Devices LLC [Member] USD ($)	Preferred Stock [Member] USD ($)	Preferred Stock [Member] Vizio Medical Devices LLC [Member]	Common Stock [Member] USD ($)	Common Stock [Member] Vizio Medical Devices LLC [Member]	Common Stock Subscription Receivable [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit during Development Stage [Member] USD ($)	Parent [Member] USD ($)	Parent [Member] Vizio Medical Devices LLC [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] Vizio Medical Devices LLC [Member] USD ($)
Balance at Dec. 17, 2007		$ 0									$ 0		$ 0
Balance (in shares) at Dec. 17, 2007				0		0
Issuance of stock and warrants, net of offering costs		97,250									97,250
Issuance of stock and warrants, net of offering costs (in shares)				0		0
Issuance of stock upon exercise of warrants		350,000									350,000
Issuance of stock upon exercise of warrants (in shares)				0		350,000
Issuance of Class member units		1,847,750									1,847,750		0
Issuance of Class member units (in shares)				4,000,000		1,945,000
Net loss		(1,734,485)									(1,734,485)
Balance at Dec. 31, 2008		560,515									560,515		0
Balance (in shares) at Dec. 31, 2008				4,000,000		2,295,000
Issuance of stock upon exercise of warrants		415,000									415,000		0
Issuance of stock upon exercise of warrants (in shares)				0		415,000
Issuance of Class member units		575,000									575,000		0
Issuance of Class member units (in shares)				0		300,000
Net loss		(1,539,261)									(1,539,261)		0
Balance at Dec. 31, 2009		11,254									11,254		0
Balance (in shares) at Dec. 31, 2009				4,000,000		3,010,000
Issuance of stock and warrants, net of offering costs		87,000									87,000		0
Issuance of stock and warrants, net of offering costs (in shares)				0		0
Issuance of Class member units		4,678,000									4,678,000		0
Issuance of Class member units (in shares)				0		4,765,000
Issuance of stock for license		155,500									155,500		0
Issuance of stock for license (in shares)				0		155,500
Contribution of services from noncontrolling interest		200,000									0		200,000
Net loss		(4,031,715)									(3,833,603)		(198,112)
Balance at Dec. 31, 2010		1,100,039									1,098,151		1,888
Balance (in shares) at Dec. 31, 2010				4,000,000		7,930,500
Issuance of Class member units		3,845,000									3,845,000		0
Issuance of Class member units (in shares)				0		3,845,000
Issuance of Class A member units for equity raised		0									0		0
Issuance of Class A member units for equity raised (in shares)				0		300,000
Issuance of stock for patent expenses		269,245									269,245		0
Issuance of stock for patent expenses (in shares)				0		269,245
Contribution of services from noncontrolling interest		367,000									0		367,000
Net loss		(3,466,354)									(3,055,289)		(411,065)
Balance at Dec. 31, 2011		2,114,930									2,157,107		(42,177)
Balance (in shares) at Dec. 31, 2011				4,000,000		12,344,745
Issuance of stock and warrants, net of offering costs		123,353									123,353		0
Issuance of stock and warrants, net of offering costs (in shares)				0		0
Issuance of Class member units		983,647									983,647		0
Issuance of Class member units (in shares)				0		745,500
Receivable from issuance of stock		(567,000)									(567,000)		0
Receivable from issuance of stock (in shares)				0		0
Issuance of stock for license		91,395									91,395		0
Issuance of stock for license (in shares)				0		91,395
Issuance of Class A member units for equity raised		0									0		0
Issuance of Class A member units for equity raised (in shares)				0		446,500
Issuance of stock for services		100,000									100,000		0
Issuance of stock for services (in shares)				0		100,000
Contribution of services from noncontrolling interest		1,448,646									0		1,448,646
Net loss	(4,391,786)	(4,391,786)									(2,924,971)		(1,466,815)
Balance at Dec. 31, 2012	(96,815)	(96,815)	4,000		13,728		(574,927)	13,608,339	(13,087,609)	(36,469)	(36,469)	(60,346)	(60,346)
Balance (in shares) at Dec. 31, 2012			4,000,000	4,000,000	13,728,140	13,728,140
Issuance of stock and warrants, net of offering costs	587,525	134,330	0		462		0	587,063	0	587,525	134,330	0	0
Issuance of stock and warrants, net of offering costs (in shares)			0	0	462,004	0
Issuance of Class member units		453,195									453,195		0
Issuance of Class member units (in shares)				0		485,000
Receivable from issuance of stock	(210,000)	(110,000)	0		140		(210,000)	(140)	0	(210,000)	(110,000)	0	0
Receivable from issuance of stock (in shares)			0	0	140,000	0
Receipt of promissory note	100,000		0		0		100,000	0	0	100,000		0
Issuance of stock for license	14,605	14,605	0		15		0	14,590	0	14,605	14,605	0	0
Issuance of stock for license (in shares)			0	0	14,605	14,605
Issuance of Class A member units for equity raised		0									0		0
Issuance of Class A member units for equity raised (in shares)				0		117,004
Issuance of stock for patent expenses	51,812	51,812	0		52		0	51,760	0	51,812	51,812	0	0
Issuance of stock for patent expenses (in shares)			0	0	51,812	51,812
Issuance of stock for services	100,000	100,000	0		100		0	99,900	0	100,000	100,000	0	0
Issuance of stock for services (in shares)			0	0	100,000	100,000
Acquisition of non-controlling interest	0	0	0		0		0	(132,657)	0	(132,657)	(132,657)	132,657	132,657
Interest on common stock receivable	0		0		0		(36,855)	36,855	0	0		0
Contribution of services from noncontrolling interest	116,338	116,338	0		0		0	0	0	0	0	116,338	116,338
Net loss	(1,063,179)	(1,063,179)	0		0		0	0	(864,861)	(864,861)	(864,861)	(198,318)	(198,318)
Balance at Dec. 31, 2013	(399,714)	(399,714)	4,000		14,497		(721,782)	14,265,710	(13,952,470)	(390,045)	(390,045)	(9,669)	(9,669)
Balance (in shares) at Dec. 31, 2013			4,000,000	4,000,000	14,496,561	14,496,561
Issuance of stock and warrants, net of offering costs	830,000		0		671		0	829,329	0	830,000		0
Issuance of stock and warrants, net of offering costs (in shares)			0		671,250
Issuance of stock upon exercise of warrants	50,000		0		50		0	49,950	0	50,000		0
Issuance of stock upon exercise of warrants (in shares)			0		50,000
Issuance of stock upon conversion of demand note	60,000		0		60		0	59,940	0	60,000		0
Issuance of stock upon conversion of demand note (in shares)			0		60,000
Issuance of stock for license	29,731		0		30		0	29,701	0	29,731		0
Issuance of stock for license (in shares)			0		29,731
Issuance of stock for services	481,063		0		481		0	480,582	0	481,063		0
Issuance of stock for services (in shares)			0		481,063
Issuance of stock to settle liability	91,642		0		46		0	91,596	0	91,642		0
Issuance of stock to settle liability (in shares)			0		45,821
Issuance of stock per incentive plan	346,379		0		345		0	346,034	0	346,379		0
Issuance of stock per incentive plan (in shares)			0		345,000
Transfer from derivative liability classification to equity classification	9,000		0		0		0	9,000		9,000
Interest on common stock receivable	0		0		0		(22,118)	22,118	0	0
Contribution of services from noncontrolling interest	151		0		0		0	0	0	0		151
Net loss	(1,795,489)		0		0		0	0	(1,795,209)	(1,795,209)		(280)
Balance at Sep. 30, 2014	$ (297,237)		$ 4,000		$ 16,180		$ (743,900)	$ 16,183,960	$ (15,747,679)	$ (287,439)		$ (9,798)
Balance (in shares) at Sep. 30, 2014			4,000,000		16,179,426